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                               SEMI-ANNUAL REPORT







================================================================================
================================================================================

                               Jhaveri Value Fund

================================================================================
================================================================================
                       A No-Load Capital Appreciation Fund



















                               September 30, 2001

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                               JHAVERI VALUE FUND
                               18820 High Parkway
                             Rocky River, Ohio 44116
                                 (440) 356-1565
                            www.jhaverivaluefund.com




November 20, 2001


Dear Fellow Shareholders:

Since the lows hit on September 21, 2001, the market has shown great resiliency in rallying more than 20%.

   Market                       Sept 10        Recent Low          November 19
   ------                       -------        ----------          -----------
   Nasdaq                        1695             1387                1934
   S&P 500                       1092             945                 1151
   Dow Jones Industrials         9605             8062                9976
   JVF                           $8.83            $7.49               $9.74

Throughout the decline we maintained our discipline and continued to buy undervalued securities. JVF has since rallied from its low of $7.49 to $9.74.

Website:

Our website has been redesigned and includes some new features. You can now check your account value as well as review your account transactions on our website. Please visit our website at: www.jhaverivaluefund.com

Market Outlook:
--------------

As we stated in our letter dated October 12, 2001, the US economy and market going forward will depend on the military and diplomatic success in weakening or eradicating terrorist organizations around the world. Based on preliminary success of the military operation in Afghanistan, the market appears to have made its bottom.

Historically, when many economic and market sentiment indicators reach extreme levels, the market trend reverses. In September - October, many such indicators reached multi-year lows or extreme valuation. Further, there is sufficient tax, fiscal, and monetary stimulus already in the market. We believe the market made its low on September 21st and despite a 20% advance, the market long-term remains fundamentally undervalued and technically oversold.

JVF's portfolio consists, mostly of large capitalization, high quality stocks with national and international franchises. We feel we are very well positioned for the current market and will continue to actively manage the Fund to take advantage of all market conditions.

Sincerely,
/S/Ramesh C. Jhaveri                         /S/Saumil R. Jhaveri
Ramesh C. Jhaveri - CEO                      Saumil R. Jhaveri - President

================================================================================
 Jhaveri Value Fund
================================================================================
                                                                                           Schedule of Investments
                                                                                    September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------------------------------------------
 Shares/Principal Amt- % of Assets          Market Value    Shares/Principal Amt- % of Assets         Market Value
--------------------------------------------------------------------------------------------------------------------

 COMMON STOCKS
 AeroSpace/Aircraft/Defense - 1.69%                         Computer Hardware  - 0.03%
     1,000 B.F. Goodrich Co.                $ 19,480           1,800 Palm Inc.                            $  2,628
     2,000 Boeing Co.                         67,000                                                       -------
     1,500 United Technologies                69,750        Computer Integrated Systems - 1.19%
                                             -------            8700 Oracle Corp.                          109,446
                                             156,230                                                       -------

 Auto Parts-Retail/Wholesale- - 0.51%
     4,000 Delphi Automotive                  47,000        Computer Optical Recognition - 0.34%
                                             -------            3000 Symbol Technologies Inc.             $ 31,470
                                                                                                          --------
 Auto/Truck Replace/Original Parts - 0.50%
     2,500 Goodyear Tire & Rubber             46,075        Computer-Software - 5.54%
                                             -------          10,000 Microsoft Corp.*                      511,700
                                                                                                           -------
 Automobile Manufacturing - 2.22%
     5,100 Daimler Chrysler Corp.            152,898        Computer-Local Network - 2.53%
     3,000 Ford Motor Co.                     52,050          19,200 Cisco Systems Inc.*                   233,856
                                             -------                                                       -------
                                             204,948

 Banks-Money Center  - 0.22%                                Computer-Mini/Micro - 8.29%
       500 Citigroup                          20,250          13,600 Compaq Computer Corp.                 113,016
                                             -------          16,500 Dell Computer Corp.*                  305,745
                                                              12,000 Hewlett-Packard Co.                   193,200
 Banks-Regional  - 2.54%                                      18,600 Sun Microsystems                      153,822
     4,600 KeyCorp                           111,044                                                       -------
     1,000 Providian Financial Corp.          20,150                                                       765,783
     4,644 US Bancorp                        103,004
                                            --------        Computer-Peripheral Equipment - 3.80%
                                             234,198          10,000 American Power Conversion Corp.*      116,800
 Beverages-Alcoholic/Soft Drink  - 2.56%                      13,800 EMC Corporation                       162,150
       500 Anheuser Busch Co's. Inc.          20,940          10,600 Network Appliance                      72,080
     4,600 Coca Cola Co.                     215,510                                                       -------
                                            --------                                                       351,030
                                             236,450
 Biotechnology and Drugs - 0.24%                            Cosmetics & Personal Care - 3.07%
       500 Genentech, Inc.                    22,000           9,500 Gillette Co.                          283,100
                                             -------                                                       -------

 Building-Construction/Prod/Mis - 0.10%                     Construction Services - 0.23%
     3,500 Armstrong Holdings                  9,555           2,700 Dycom Industries                       20,880
                                              ------                                                        ------

 Chemicals-Diversified  - 2.67%                             Consumer Financial Services - 0.47%
     1,000 Dow Chemical                       32,760           1,500 American Express Company               43,590
     5,700 Dupont (E.I.)  deNemours & Co.    213,864                                                        ------
                                             -------
                                             246,624        Diversified Operation - 2.89%
 Communication Equipment  - 0.76%                              4,700 Agilent Technologies*                  91,885
     3,500 Ciena Corp.                        36,015          14,600 Corning Inc. Glass Works              128,772
       600 Converse Technology, Inc.          12,288             800 TRW Inc.                               23,856
     2,100 Juniper Networks, Inc.             20,370             500 Tyco Laboratories, Inc.                22,750
     3,000 Marconi plc                         1,740                                                        ------
                                             ------                                                        267,263
                                              70,413        Electric Utilities - 0.83%
 Communication Services  - 0.72%                               2,100 Calpine Corp.                          47,901
     1,549 AT&T Wireless Services             23,144           3,000 Montana Power Co,                      15,750
     2,600 Qwest Communications               43,420             500 Reliant Energy                         13,160
                                             -------                                                        ------
                                              66,564                                                        76,811

 Electronic Equipment - 2.64%                               Leisure Services - 0.60%
       500 Emerson Electric Co.             $ 23,530             500 Carnival Cruise Lines, Cl. A         $ 11,010
     2,500 General Electric Co.               93,000           3,400 Disney (Walt) Co.                      44,688
     4,000 Honeywell Inc.                    105,600                                                       ------
     1,600 Sanmina Corp.                      21,728                                                        55,698
                                             -------        Medical Equipment and Supplies - 0.03%
                                             243,858             100 Zimmer Holdings, Inc.                   2,775
                                                                                                             -----
 Electronic Products/Misc - 0.48%                           Medical Instruments/Products - 1.83%
     3,800 Solectron Corp.                    44,270           5,000 Boston Scientific Corp.*               82,000
                                             -------           1,700 Guidant Corp.                          65,450
                                                                 500 Medtronic Inc.                         21,750
 Electronic-Semiconductors - 7.97%                                                                          ------
       500 Altera Corp.                        8,190                                                       169,200
     3,000 Applied Materials Inc.             85,320        Medical-Drugs - 6.72%
    11,500 Intel Corp.                       234,485           1,100 American Home Products Corp.           64,075
     3,800 LSI Logic Group*                   44,650           1,000 Bristol Myers Squibb Co.               55,560
     1,500 Micron Technology Inc.             28,245           2,900 Merck & Co. Inc.                      193,140
     9,100 Motorola Inc.                     141,960           3,300 Pfizer Inc.                           132,330
     3,800 Taiwan Semiconductor               36,062           2,500 Pharmacia Corp.                       101,400
     6,300 Texas Instruments Inc.            157,374           2,000 Schering-Plough Corp.                  74,200
                                            --------                                                        ------
                                             736,286                                                       620,705

 Finance-Investment Brokers  - 1.62%                        Medical-Generic Drugs - 0.95%
       400 Goldman Sachs                      28,540           1,500 Mylan Laboratories Inc.                48,930
     2,000 Merrill Lynch & Co. Inc.           81,200           1,000 Novartis AG ADR                        38,920
     3,500 Schwab (Charles) Corp.             40,250                                                        ------
                                             -------                                                        87,850
                                             149,990
 Food-Misc Preperation - 0.93%                              Medical-Outpatient/Home Care - 0.19%
     1,000 Archer Daniels-Midland Co,         12,590             500 Walgreen Co.                           17,215
     2,600 ConAgra Inc                        58,370                                                        ------
       500 Kellogg Co.                        15,000
                                             -------        Medical/Dental-Supplies - 0.15%
                                              85,960             500 Bausch & Lomb Inc.                     14,150
                                                                                                            ------
 Hotels and Motels - 0.12%
       500 Starwood Hotels                    11,000        Metal Ores-Gold/Non Ferrous - 0.54%
                                             -------           4,000 Inco Ltd.                              49,640
                                                                                                            ------
 Household Appliances - 1.29%
     3,600 Starwood Hotels                   119,520        Money Center Banks - 0.37%
                                            --------           1,000 J.P. Morgan & Co. Inc.                 34,150
                                                                                                            ------
 Index Fund -1.10%
     3,500 Nasdaq 100                        101,430        Natural Gas Utilities - 0.67%
                                            --------           1,500 El Paso Corp.                          62,325
                                                                                                            ------
 Insurance(Accidental and Health) - 0.14%
     1,000 Pacificare Health Systems, Inc.    12,590        Office Equipment & Supplies -  2.23%
                                             -------           6,500 Staples Inc.*                          86,580
                                                              15,400 Xerox Corp.                           119,350
 Internet - 0.72%                                                                                          -------
     1,000 AOL Time Warner*                   33,100                                                       205,930
     2,500 Safeguard Scientific*               4,425        Oil & Gas Production/Pipeline- 1.24%
     3,300 Yahoo Inc.                         29,073           4,200 Enron Corp.                           114,366
                                             -------                                                       -------
                                              66,598
 Laser Systems/Components - 0.00%                           Oil & Gas-US Field Services- 2.15%
         1 LCA-Vision Inc. Com                     1           1,500 Halliburton Co.                        33,825
                                             -------           3,600 Schlumberger Ltd.                     164,520
                                                                                                           -------
                                                                                                           198,345

                                                            Scientific and Technological Instruments - 0.19%
 Oil & Gas-International Integrated - 1.88%                      500 Waters Corp                          $ 17,885
     3,016 BP Amoco ADS.                   $ 148,297                                                      --------
       500 Royal Dutch                        25,125
                                             -------        SemiConductors - 0.28%
                                             173,422           1,500 Flextronics International              24,810
 Oil Well Services & Equipment- 0.39%                          1,000 Transmeta Corp.                         1,410
     2,000 B.J. Services Co.                  35,580                                                         -----
                                             -------                                                        26,220
                                                            Software and Programming - 0.25%
 Photo Equipment & Supplies - 0.63%                              259 Ascential Software Corp.                  854
     1,800 Eastman Kodak Co.                  58,554           2,300 BEA Systems, Inc.                      22,057
                                             -------                                                        ------
                                                                                                            22,911
 Pollution Control-Eqpmt/Svcs - 1.90%                       Telecommunications Cellular - 0.35%
       100 Allied Waste*                       1,275           1,800 China Mobile LTD.*                     28,890
     6,500 Waste Management                  173,810           1,000 Ericsson L M Tel.                       3,490
                                            --------                                                         -----
                                             175,085                                                        32,380
 Retail-Apparel/Shoe - 0.59%                                Telecommunications Equipment - 6.60%
     3,800 Gap Inc.                           45,410           5,600 ADC Telecommunications Inc.            19,544
     1,000 Limited Inc.                        9,500          20,900 JDS Uniphase                          132,088
                                              ------          18,200 Lucent Technologies                   104,286
                                              54,910           4,800 Nokia Corp.                           112,680
 Retail-Consumer/Electric - 0.62%                              8,500 Nortel Networks                        75,735
     6,700 Circuit City Stores Inc.           57,600           1,200 Qualcom*                               23,745
                                             -------           3,000 Scientific-Atlanta Inc.                52,650
                                                               1,000 Tellabs Inc.*                          88,920
 Retail-Department Stores - 1.29%                                                                           ------
    17,000 Kmart Corporation*                118,830                                                       609,648
                                            --------
                                                            Telecommunications Services - 5.58%
 Retail-Discount & Variety - 0.32%                             6,300 American Telephone & Telegraph        121,590
     1,700 Toys-R-Us Inc.*                    29,291           7,400 Sprint FON                            177,674
                                             -------           3,000 Vodaphone Airtouch ADR                 65,880
                                                              10,000 Worldcom Inc.*                        150,400
 Retail-Drug Stores - 0.40%                                                                                -------
     1,100 CVS Corp.                          36,520                                                       515,544
                                             -------        Transportation-Air Freight - 0.44%
                                                               1,100 FDX Corp.                              40,425
 Retail-Food & Restaurant - 1.73%                                                                           ------
     5,000 McDonalds Corp.                   135,700
     1,600 Starbucks Corp.                    23,744        Transportation-Airline - 0.16%
                                              ------           1,000 Southwest Airlines Co.                 14,840
                                             159,444                                                        ------

                                                            Total for Common Stock -  102.56%            9,469,345
                                                                                                         ---------

                                                                    Total Investments  -  102.56%      $ 9,469,345
                                                                     (Cost $14,497,846)

                                                                    Other Assets Less Liabilities -2.56% (235,948)

                                                                    Net Assets  - 100.00%              $ 9,233,397
                                                                                                       ===========

================================================================================
 Jhaveri Value Fund
================================================================================

 Statement of Assets and Liabilities
    September 30, 2001 (Unaudited)

Assets:
     Investment Securities at Market Value                          $  9,469,345
          (Identified Cost  $14,497,846)
     Receivables:
          Dividends and Interest                                           7,692
          Receivable for securities sold                                  84,335
                                                                          ------
               Total Assets                                            9,561,372
                                                                       ---------
Liabilities:
     Accrued Expenses                                                     18,971
     Payable to Custodian                                                207,519
     Payable for securities purchased                                    101,485
                                                                         -------
               Total Liabilities                                         327,975
                                                                         -------
Net Assets                                                          $  9,233,397
                                                                    ============
Net Assets Consist of:
     Capital Paid-In                                                  13,679,502
     Accumulated Undistributed Net Investment Income (Loss)             (82,706)
     Accumulated Realized Gain (Loss) on Investments - Net               636,562
     Unrealized Appreciation (Depreciation) in Value
          of Investments Based on Identified Cost - Net              (5,028,501)
                                                                     -----------
Net Assets, for 1,155,018 Shares Outstanding                        $  9,204,857
                                                                    ============
Net Asset Value and Redemption Price
     Per Share ($9,233,397/1,155,018 shares)                             $ 7.99

================================================================================
 Jhaveri Value Fund
================================================================================

 Statement of Operations
    September 30, 2001 (Unaudited)
Investment Income:
     Dividends                                                        $ 55,653
     Interest                                                            9,918
                                                                         -----
          Total Investment Income                                       65,571
Expenses
     Management Fees (Note 2)                                          148,277
                                                                       -------
          Total Expenses                                               148,277

Net Investment Income (Loss)                                           (82,706)
                                                                       --------

Realized and Unrealized Gain (Loss) on Investments:
     Realized Gain (Loss) on Investments                              (103,613)
     Unrealized Appreciation (Depreciation) on Investments          (2,183,712)
                                                                    -----------
Net Realized and Unrealized Gain (Loss) on Investments              (2,287,325)
                                                                    -----------

Net Increase (Decrease) in Net Assets from Operations               (2,370,031)
                                                                    ===========

================================================================================
 Jhaveri Value Fund
================================================================================

Statement of Changes in Net Assets (Unaudited)
                                                                     4/01/2001       4/01/2000
                                                                       to               to
                                                                     9/30/2001       3/31/2001
From Operations:
     Net Investment Income (Loss)                                  $   (82,706)    $  (102,673)
     Net Realized Gain (Loss) on Investments                          (103,613)        642,408
     Net Unrealized Appreciation (Depreciation)                     (2,183,712)     (2,099,864)
                                                                   ------------     -----------
     Increase (Decrease) in Net Assets from Operations              (2,370,031)     (1,560,129)
From Distributions to Shareholders
     Net Realized Gain (Loss) from Security Transactions                     0      (1,134,488)
                                                                   ------------     -----------
     Net  Increase (Decrease) from Distributions                             0      (1,134,488)
From Capital Share Transactions:
     Proceeds From Sale of Shares                                       98,878         317,836
     Shares Issued on Reinvestment of Dividends                              0       1,134,488
     Cost of Shares Redeemed                                          (156,722)       (356,247)
                                                                   ------------     -----------
Net Increase (Decrease) from Shareholder Activity                      (57,844)      1,096,077

Net Increase (Decrease) in Net Assets                               (2,427,875)     (1,598,540)

Net Assets at Beginning of Period                                   11,632,732      13,231,272
                                                                   ------------     -----------

Net Assets at End of Period                                        $ 9,204,857     $11,632,732
                                                                   ============    ============

Share Transactions:
     Issued                                                              9,674          26,777
     Reinvested                                                              0         105,632
                                                                   ------------
     Redeemed                                                          (15,457)        (28,744)
                                                                   ------------     -----------
Net increase (decrease) in shares                                       (5,783)        103,665
Shares outstanding beginning of period                               1,160,801       1,057,136
                                                                   ------------     -----------
Shares outstanding end of period                                     1,155,018       1,160,801
                                                                   ============     ===========

==============================================================================================================================
 Jhaveri Value Fund
==============================================================================================================================

Financial Highlights (Unaudited)
Selected data for a share outstanding throughout the period:
                                                     4/1/2001       4/1/2000     4/1/1999     4/1/1998     4/1/1997
                                                        to            to           to           to           to
                                                    9/30/2001      3/31/2001    3/31/2000    3/31/1999    3/31/1998
                                                    ---------      ---------    ---------    ---------    ---------
Net Asset Value -
     Beginning of Period                             $ 10.02        $ 12.52      $ 11.36      $ 14.07      $ 12.64
Net Investment Income (Loss)                           (0.07)         (0.07)       (0.13)       (0.17)       (0.09)
Net Gains or Losses on Securities
     (realized and unrealized)                         (1.98)         (1.34)        2.25        (2.33)        3.97
                                                       ------         ------       -----        ------        ----
Total from Investment Operations                       (2.05)         (1.41)        2.12        (2.50)        3.88

Dividends (from net investment income)                  0.00           0.00         0.00         0.00         0.00
Distributions (from capital gains)                      0.00          (1.09)       (0.96)       (0.21)       (2.45)
                                                       -----          ------       ------       ------      ------
     Total Distributions                                0.00          (1.09)       (0.96)       (0.21)       (2.45)
Net Asset Value -
     End of Period                                    $ 7.97        $ 10.02      $ 12.52      $ 11.36      $ 14.07
Total Return                                          (20.46)%       (11.88)%      19.08%      (17.66)%      33.74%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)                 9,233         11,633       13,231       12,227       16,174

Ratio of Expenses to Average Net Assets                 2.50 %*        2.50 %       2.50 %       2.50 %       2.50 %
Ratio of Net Income (Loss) to Average Net Assets       (1.40)*        (0.79)%      (1.03)%      (1.43)%      (0.70)%
Portfolio Turnover Rate                                84.58 %*      126.66 %     130.85 %      83.09 %      58.92 %


*Annualized

================================================================================
JHAVERI VALUE FUND
================================================================================
                                                   NOTES TO FINANCIAL STATEMENTS
                                                  SEPTEMBER 30, 2001 (UNAUDITED)


Note 1. Organization
The Jhaveri Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management Investment Company. The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 18, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of one series have been authorized, which shares constitute the interests in the Jhaveri Value Fund (the "Fund"). The Fund commenced operations May 1, 1995. The Fund's investment objective is to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in a broad range of common stocks believed by its adviser to have above average prospects for appreciation, based on a proprietary investment model developed by the adviser. The investment adviser to the Fund is Investments Technology, Inc. (The "Adviser").

Note 2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Federal Income Taxes-The Fund intends to qualify each year as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions-The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. To the extent these book/tax differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other-The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Note 3.  Investment  Advisory  Agreement
The Trust has an investment advisory agreement with Investments Technology, Inc. Ramesh C. Jhaveri and Saumil R. Jhaveri may be deemed to be controlling persons and affiliates of the Adviser due to their ownership of its shares and their positions as officers and directors of the Adviser. Because of such affiliation, they may receive benefits from the management fees paid to the Adviser.

Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, expenses incurred in connection with the organization and initial registration of its shares and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the six months ending September 30, 2001, the Adviser has received a fee of $148,277 from the Fund.

Note 4. Investments

For the six months ending September 30, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $5,599,670 and $5,656,209, respectively. The gross unrealized appreciation for all securities totaled $384,057 and the gross unrealized depreciation for all securities totaled $5,412,558, or a net unrealized depreciation of $5,028,501.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                Board of Trustees
                                Ramesh C. Jhaveri
                                Saumil R. Jhaveri
                                 Mukul M. Mehta
                                James F. Mueller
                                David R. Zavagno

                               Investment Adviser
                          Investments Technology, Inc.
                               18820 High Parkway
                               Cleveland, OH 44116

                             Dividend Paying Agent,
                         Shareholders' Servicing Agent,
                                 Transfer Agent
                           Mutual Shareholder Services
                           8869 Brecksville Rd, Ste. C
                             Brecksville, Ohio 44141

                                    Custodian
                               Firstar Bank, N.A.
                                 P.O. Box 640994
                           Cincinnati, Ohio 45264-0994

                                     Counsel
                         Brown, Cummins & Brown Co., LPA
                                3500 Carew Tower
                             Cincinnati, Ohio 45202

                              Independent Auditors
                        McCurdy & Associates CPA's, Inc.
                                27955 Clemens Rd
                              Westlake, Ohio 44145


   This report is provided for the general information of the shareholders of the Jhaveri Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.




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